Stock-Based Compensation - Schedule of Fair Value of Each Option Award (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Volatility	75.00%
Expected lives	5 years 9 months
Expected dividend yield
Risk free rates	2.35%